Notes to the cash flow statements - Assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2015	Sep. 30, 2014
Assets:
Cash and balances with central banks		$ 26,431		$ 18,397
Available-for-sale securities		61,119	$ 60,665	60,710
Loans		709,690	661,926	684,919	$ 623,316	$ 580,343
Regulatory deposits with central banks overseas		1,355		1,048
Property and equipment		1,329		1,487
Deferred tax assets		1,180	1,351	1,112
Intangible assets		11,763		11,652
Other assets		5,135		5,362
Total assets		879,592	839,202	851,875
Liabilities:
Deposits and other borrowings		559,285		533,591
Current tax liabilities		296		308
Provisions	[1]	1,928		1,639
Other liabilities	[1]	9,193		8,606
Total liabilities		815,019	781,021	790,533
Total equity attributable to owners of Westpac Banking Corporation		64,521		61,288
Assets and liabilities over which control ceased
Assets:
Cash and balances with central banks		10	138
Available-for-sale securities			1
Loans			132
Regulatory deposits with central banks overseas			5
Property and equipment		2	3
Deferred tax assets		4	1
Intangible assets		15	1
Other assets		5	27
Total assets		36	308
Liabilities:
Deposits and other borrowings			264
Current tax liabilities			2
Provisions		2	1
Other liabilities		3	6
Total liabilities		5	273
Total equity attributable to owners of Westpac Banking Corporation		31	35
Cash proceeds (net of transaction costs)		19	34
Total consideration		19	34
Reserves recycled to income statement		3	2
Gain/(loss) on disposal		(9)	1
Reconciliation of cash proceeds from disposal
Cash proceeds (net of transaction costs)		19	34
Less: Cash deconsolidated		(10)	(138)
Cash consideration (paid)/received (net of transaction costs and cash held)		9	(104)
Parent Entity
Assets:
Cash and balances with central banks		24,726		16,405
Available-for-sale securities		56,513		55,800
Loans		630,168		606,237
Regulatory deposits with central banks overseas		1,248		945
Property and equipment		1,120		1,250
Deferred tax assets		1,102	$ 1,399	1,053
Intangible assets		9,494		9,259
Other assets		3,988		4,318
Total assets		923,230		894,869
Liabilities:
Deposits and other borrowings		500,468		477,693
Current tax liabilities		184		234
Provisions	[1]	1,766		1,472
Other liabilities	[1]	7,292		6,949
Total liabilities		867,874		842,688
Total equity attributable to owners of Westpac Banking Corporation		$ 55,356		$ 52,181

[1]	Comparatives have been revised to reclassify compliance, regulation and remediation provisions.